CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) [Abstract]
Charter Revenues	$ 14,968	$ 29,175
Charter Costs	(1,086)	(1,011)
Vessel Operating Costs	(18,556)	(18,866)
General and Administrative Costs	(3,436)	(3,197)
Depreciation Costs	(11,915)	(10,630)
Net Operating Loss	(20,024)	(4,530)
Interest Income	7	34
Interest Costs	(2,367)	(1,306)
Other Financial Income (Costs)	66	(605)
Total Other Costs	(2,294)	(1,877)
Corporate income tax	0	0
Net Loss and Other Comprehensive Loss	$ (22,318)	$ (6,407)
Basic Loss per Share (in dollars per share)	$ (1.06)	$ (0.27)
Diluted Loss per share (in dollars per share)	$ (1.06)	$ (0.27)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	21,024,011	23,343,195
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	21,024,011	23,343,195
Cash dividend declared per share (in dollars per share)	$ 0.25	$ 0.79